Property and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

7. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	December 31, 2025	December 31, 2024
Land and buildings	$6,537,619	$6,209,058
Office equipment	15,334	8,409
Leasehold improvements	-	50,320
Less: accumulated depreciation	(675,729)	(400,633)
	$5,877,224	$5,867,154

Depreciation expenses totaled $285,225, $226,158, and $172,394 for the years ended December 31, 2025, 2024, and 2023, respectively.

During the year ended December 31, 2024, the Company purchased three properties in Beijing, Shanghai and Japan for a total purchase price of approximately $3.0 million to be used as office for Beijing Boya, Shanghai Huijing and Zhongchao Japan, the VIE’s subsidiaries and one subsidiary of the Company.

During the year ended December 31, 2023, the Company demolished one building in Beijing and disposed certain vehicle and office equipment. In May 2023, the Company received a notice from local government to demolish its building as it violated certain law and location regulation. The total carrying value of the demolished building and disposed vehicle and office equipment was $1,433,889. The Company recorded loss from the disposal of the building and office equipment of $1,402,255 as “Loss from disposal of property and equipment” in the consolidated statements of operations and comprehensive loss.